Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental Cash Flow Information [Abstract]
Cash paid during the period for interest, net of amounts capitalized	$ 34,309	$ 0	$ 0	$ 17,456	$ 0
Noncash capital contribution for forgiveness of debt from affiliate			0	0	8,024
Noncash capital contribution for conveyance of asset from affiliate			143	0	0
Balance in property, plant and equipment, net funded with accounts payable and accrued liabilities (including affiliate)	$ 109,400	$ 173,600	$ 145,600	$ 81,100	$ 0